Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events
Subsequent Events

Note 11: Subsequent Events

In May 2026, the Company issued 188,701 shares of it’s common stock to former holders of our previously issued SAFE Notes, as previously agreed upon. The issuance related to our September 2025 financing activity and, in connection with this issuance, the investors executed settlement agreements releasing the Company from any potential future claims related to the conversion of the SAFE Notes.

Note 11: Subsequent Events

In January 2026, the Company entered into a commitment with a supplier to purchase low-enriched uranium fuel at a cost of $9.2 million.

On February 5, 2026, the Company issued and sold 5,333,333 shares of common stock (the “Shares”) at a purchase price of $15.00 per share, to certain accredited and institutional investors pursuant to the subscription agreements for an aggregate purchase price of $80.0 million. The Company also issued 129,418 warrants to placement agents in conjunction with the financing. The aggregate net proceeds to the Company from the offering was approximately $76.0 million, after deducting fees to the placement agents and expenses payable by the Company. The Company is in the process of completing the valuation associated with this transaction. As of the date the financial statements were available to be issued, the valuation has not been finalized.

In February 2026, the Company agreed to issue 188,701 additional shares to former holders of SAFE Notes related to the September 2025 financing, resulting in a reduction of the effective investment price from $3.92 to $2.90 per share. In connection with this issuance, the investors executed settlement agreements releasing the Company from any potential future claims related to these instruments.

In February 2026, the Company entered into a long-term lease for approximately 100 acres located within the Great Plains Industrial Park in Parsons, Kansas. The Company has commenced initial site development activities, including geological evaluation, borehole planning, and initial drilling activities, and are conducting geological surveys and site characterization studies at the site. These activities are intended to inform borehole design, drilling techniques, and site suitability for future reactor deployment. As part of the lease agreement, the Company has agreed to purchase the property from Great Plains Industrial Park for a purchase price of approximately $5 million, upon being granted a license for commercial operation of the reactor by the NRC.